Summary Of Selected Financial Data	12 Months Ended
Dec. 31, 2012
Summary Of Selected Financial Data [Abstract]
Summary Of Selected Financial Data

Years ended December 31,	2012	2011	2010	2009	2008
PER COMMON SHARE:
Income from continuing operations
Basic	$1.32	$1.03	$0.85	$0.72	$0.71
Diluted	1.32	1.02	0.85	0.72	0.71
Income from discontinuing operations
Basic	0.09	0.01	0.06	0.04	0.02
Diluted	0.09	0.01	0.06	0.04	0.02
Net income
Basic	1.41	1.04	0.91	0.77	0.73
Diluted	1.40	1.03	0.90	0.77	0.73
Cash dividends declared and paid	0.67	0.63	0.59	0.55	0.51
Return on Aqua America stockholders' equity	14.2%	11.4%	10.6%	9.4%	9.3%
Book value at year end	$9.89	$9.01	$8.52	$8.12	$7.82
Market value at year end	25.42	22.05	22.48	17.51	20.59
INCOME STATEMENT HIGHLIGHTS:
Operating revenues	$757,760	$687,291	$660,186	$609,897	$573,075
Depreciation and amortization	116,996	108,300	111,716	107,118	87,151
Interest expense, net (a)	77,757	77,804	73,393	66,345	65,986
Income from continuing operations before income taxes	250,968	210,794	191,319	162,066	158,441
Provision for income taxes	66,881	69,111	74,940	63,626	62,712
Income from continuing operations	184,087	141,683	116,379	98,440	95,729
Income from discontinued operations	12,476	1,386	7,596	5,913	2,189
Net income attributable to common shareholders	196,563	143,069	123,975	104,353	97,918
BALANCE SHEET HIGHLIGHTS:
Total assets	$4,858,517	$4,348,420	$4,072,466	$3,749,862	$3,486,339
Property, plant and equipment, net	3,936,163	3,530,942	3,276,517	3,032,916	2,815,985
Aqua America stockholders' equity	1,385,704	1,251,313	1,174,254	1,108,904	1,058,446
Long-term debt, including current portion	1,588,992	1,475,886	1,519,457	1,404,930	1,217,815
Total debt	1,669,375	1,583,657	1,609,125	1,432,361	1,297,349
ADDITIONAL INFORMATION:
Operating cash flows from continuing operations	$377,485	$352,041	$244,717	$244,318	$206,742
Capital additions	347,985	325,808	308,134	266,190	252,498
Net cash expended for acquisitions
of utility systems and other	121,248	8,515	8,625	3,373	14,659
Dividends on common stock	93,423	87,133	80,907	74,729	68,504
Number of utility customers served (b)	968,357	966,136	962,970	953,437	945,540
Number of shareholders of common stock	26,216	26,744	27,274	27,984	28,565
Common shares outstanding (000)	140,167	138,815	137,776	136,486	135,370
Employees (full-time) (b)	1,619	1,615	1,632	1,632	1,638

(a)	Net of allowance for funds used during construction and interest income.

Includes continuing and discontinued operations.